Note 4 - Debt - Summary of Financing Arrangements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Facility [Member]
Outstanding face amount	$ 947,151
Carrying value	$ 947,151
Maturity Date
Weighted average interest rate	2.44%	[1]
Weighted average life (Year)	6 years 120 days	[2]
Collateral [Member]
Outstanding face amount	$ 2,821,709
Carrying value	$ 1,233,341	[3]
Weighted average life (Year)	9 years 306 days	[2]
Amortized cost basis	$ 1,244,682
Master Repurchase Agreements [Member] | Mizuho [Member] | Commercial Mortgage Backed Securities [Member] | Facility [Member]
Date issued	Apr. 30, 2020	[4]
Outstanding face amount	$ 160,212	[4]
Carrying value	$ 160,212	[4]
Maturity Date		[4],[5]
Weighted average interest rate	2.45%	[1],[4]
Weighted average life (Year)	14 days	[2],[4]
Master Repurchase Agreements [Member] | Mizuho [Member] | Commercial Mortgage Backed Securities [Member] | Collateral [Member]
Outstanding face amount	$ 1,960,129	[4]
Carrying value	$ 305,709	[3],[4]
Weighted average life (Year)	10 years 292 days	[2],[4]
Amortized cost basis	$ 317,050	[4]
Asset Specific Financing [Member] | Freddie Mac [Member] | Facility [Member]
Date issued	Jul. 12, 2019
Outstanding face amount	$ 786,939
Carrying value	$ 786,939
Maturity Date	Jul. 12, 2019
Weighted average interest rate	2.44%	[1]
Weighted average life (Year)	7 years 219 days	[2]
Asset Specific Financing [Member] | Freddie Mac [Member] | Collateral [Member]
Outstanding face amount	$ 861,580
Carrying value	$ 927,632	[3]
Weighted average life (Year)	7 years 219 days	[2]
Amortized cost basis	$ 927,632

[1]	Weighted-average interest rate using unpaid principal balances.
[2]	Weighted-average life is determined using the maximum maturity date of the corresponding loans, assuming all extension options are exercised by the borrower.
[3]	Assets are shown at fair value.
[4]	In April 2020, three of our subsidiaries entered into a master repurchase agreement with Mizuho Securities ("Mizuho"). Borrowings under these repurchase agreements are collateralized by portions of the CMBS B-Pieces and CMBS I/O Strips.
[5]	The master repurchase agreement with Mizuho does not have a stated maturity date. The transactions in place have a one-month tenor and are expected to roll monthly.